Expendable spare parts and supplies, net of provision for obsolescence (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Expendable Spare Parts and Supplies

Expendable spare parts and supplies as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Expendable spare parts	$83,151	$86,705
Supplies	7,244	10,543

Total	$90,395	$97,248

Summary of Rollforward of Inventory Allowance

Changes during the year in the allowance as follows:

	2018	2017
Balance at beginning of year	$18,631	$24,705
Provisions reverse	(3,203)	(4,858)
Write-offs against the allowance	(8,923)	(1,216)

Balance at end of year	$6,505	$18,631